Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 2. REVENUE RECOGNITION
Our revenues primarily consist of sales of products and services to customers. Products include equipment, imaging agents, software-related offerings, and upgrades. Services include contractual and stand-by
preventative maintenance and corrective services, as well as related parts and labor, extended warranties, training, and other service-type offerings. The Company recognizes revenue from contracts with customers when the customer obtains control of the underlying products or services.
Contract and Other Deferred Assets

	As of
	March 31, 2023	December 31, 2022
Contract assets	$593	$584
Other deferred assets	390	405

Contract and other deferred assets	983	989
Non-current contract assets (a)	38	37
Non-current other deferred assets (a)	81	82

Total contract and other deferred assets	$1,102	$1,108

(a)	Non-current contract and other deferred assets are recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.
Contract assets primarily reflect revenue recognized on contracts in excess of billings based on contractual terms. Contract assets are classified as current or non-current
based on the amount of time expected to lapse until the Company’s right to consideration becomes unconditional. Other deferred assets consist of costs to obtain contracts, primarily commissions, other cost deferrals for shipped products, and deferred service, labor, and direct overhead costs.
CONTRACT LIABILITIES.
Contract liabilities primarily include customer advances and deposits received when orders are placed and billed in advance of completion of performance obligations. Contract liabilities are classified as current or non-current
based on the periods over which remaining performance obligations are expected to be satisfied and fulfilled with our customers.

As of March 31, 2023 and December 31, 2022, contract liabilities were approximately $2,681 million and $2,526 million, respectively, of which the non-current
portion of $650 million and $630 million, respectively, was recognized in All other liabilities in the Condensed Consolidated and Combined Statements of Financial Position. Contract liabilities increased by $155 million in 2023 primarily due to an increase in customer advances and deposits as a result of product orders growth relative to fulfillment and the normal annual service contract billing cycle. Revenue recognized related to the contract liabilities balance at the beginning of the year was approximately
$759 million and $715 million for the three months ended March 31, 2023 and 2022, respectively.
REMAINING PERFORMANCE OBLIGATIONS.
Remaining performance obligations represent the estimated revenue expected from customer contracts that are partially or fully unperformed inclusive of amounts deferred in contract liabilities, excluding contracts, or portions thereof, that provide the customer with the ability to cancel or terminate without incurring a substantive penalty. As of March 31, 2023, the aggregate amount of the contracted revenues allocated to our unsatisfied (or partially unsatisfied) performance obligations was $14,490 million. We expect to recognize revenue as we satisfy our remaining performance obligations as follows: a) product-related remaining performance obligations of $4,966 million of which 99% is expected to be recognized within two years, and the remaining thereafter; and b) services-related remaining performance obligations of $9,524 million of which 67% and 97% is expected to be recognized within two years and five years, respectively, and the remaining thereafter.

NOTE 3. REVENUE RECOGNITION
Contract and Other Deferred Assets

	As of
	December 31, 2022	December 31, 2021
Contract assets	$584	$433
Other deferred assets	405	369

Contract and other deferred assets	989	802
Non-current contract assets (a)	37	19
Non-current other deferred assets (a)	82	77

Total contract and other deferred assets	$1,108	$898

(a)	Non-current contract and other deferred assets are recognized within All other assets in the Combined Statements of Financial Position.
Contract assets primarily reflect revenue recognized on contracts in excess of billings based on contractual terms. Contract assets are classified as current or non-current
based on the amount of time expected to lapse until the

Company’s right to consideration becomes unconditional. Other deferred assets consist of costs to obtain contracts, primarily commissions, other cost deferrals for shipped products, and deferred service, labor, and direct overhead costs.
Capitalized costs to obtain a contract were $204 million and $176 million as of December 31, 2022 and 2021, respectively. Generally, these costs are recognized within two years of being capitalized. When recognized, the costs to obtain a contract are recorded within Selling, general, and administrative in the Combined Statements of Income.
CONTRACT LIABILITIES.
Contract liabilities primarily include customer advances and deposits received when orders are placed and billings in advance of completion of performance obligations. Contract liabilities are classified as current or non-current
based on the periods over which remaining performance obligations are expected to be satisfied and fulfilled with our customers.
As of December 31, 2022 and 2021, contract liabilities were approximately $2,526 million and $2,496 million, respectively, of which the non-current
portion of $630 million and $632 million, respectively, was recognized in All other liabilities in the Combined Statements of Financial Position. Contract liabilities increased by $30 million in 2022 primarily due to an increase in customer advances and deposits as a result of product orders growth relative to fulfillment. Revenue recognized related to the contract liabilities balance at the beginning of the year was approximately $1,562 million and $1,552 million for the years ended December 31, 2022 and 2021, respectively.
REMAINING PERFORMANCE OBLIGATIONS.
Remaining Performance Obligations represent the estimated revenue expected from customer contracts that are partially or fully unperformed inclusive of amounts deferred in contract liabilities, excluding contracts, or portions thereof, that provide the customer with the ability to cancel or terminate without incurring a substantive penalty. As of December 31, 2022, the aggregate amount of the contracted revenues allocated to our unsatisfied (or partially unsatisfied) performance obligations was $14,343 million. We expect to recognize revenue as we satisfy our remaining performance obligations as follows: a) product-related remaining performance obligations of $4,992 million of which 98% is expected to be recognized within two years, and the remaining thereafter; and b) services-related remaining performance obligations of $9,351 million of which 67% and 96% is expected to be recognized within two and five years, respectively, and the remaining thereafter.